Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
ACCOUNTS RECEIVABLE, NET
NOTE 5: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$31,266	$33,429
Less: Provision for losses on accounts receivables	(2,144	)(1,470)

Accounts receivable, net	$29,122	$31,959

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2010	$(1,589)	$(652)	$1,263	$(978)
Year ended December 31, 2011	$(978)	$(492)	$ —	$(1,470)
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)

See Note 2(r) for a discussion of credit risk. For the year ended December 31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company's revenue. For the year ended December 31, 2011 three customers accounted for 18.1%, 10.2% and 10.0% of the Company's revenue and for the year ended December 31, 2010, one customer accounted for 17.5% of the Company's revenue.